Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Subsequent Events

Note 15. Subsequent Events

Close of the Merger

On July 17, 2013, the Company, Cole II, the Spirit Operating Partnership and the Cole Operating Partnership (the “Parties”) closed the transactions contemplated by the Merger Agreement and the Company merged with and into Cole II, resulting in the Company ceasing to exist and Cole II, continuing as the Surviving Corporation and adopting the name Spirit Realty Capital, Inc. (“New Spirit”). At the effective time of the Company Merger, each share of common stock, par value $0.01 per share, of the Company (“Company Common Stock”), issued and outstanding immediately prior to the effective time of the Company Merger on July 17, 2013 was cancelled and converted into the right to receive 1.9048 shares of common stock, par value $0.01 per share, of New Spirit (“New Spirit Common Stock”). Upon receiving the converted shares of New Spirit Common Stock, the stockholders of the Company will have an equity interest of approximately 44% of the combined company. The Company’s prevailing influence over New Spirit, including a majority of its Board of Directors remaining and its surviving senior management, was a key factor towards the Company obtaining control and identifying the Company as the accounting acquirer. The New Spirit Common Stock commenced trading on the NYSE under the ticker symbol “SRC” on July 18, 2013. The Merger will be accounted for in the third quarter of fiscal 2013, using the acquisition method in accordance with ASC 805, Business Combinations. Accordingly, the identifiable assets acquired and liabilities assumed shall be measured at their acquisition-date fair value. Operating results will be included in New Spirit’s financial statements from the date of the Merger. Please see the unaudited pro forma information related to this business combination included in this filing.

Termination of the Credit Facility

In connection with the Merger, the Company and Spirit Realty, L.P., terminated the secured revolving Credit Facility, pursuant to that certain Credit Agreement, dated as of September 25, 2012, by and among the Spirit Realty, L.P., Deutsche Bank as administrative agent, and the various financial institutions parties thereto, as guaranteed by the Company, allowing borrowings of up to $100.0 million and providing for a maximum additional loan commitment of $50.0 million.

New Credit Facility

On July 17, 2013, the Spirit Operating Partnership (“the Surviving Partnership”) and various affiliates thereof, entered into a new credit agreement (the “Credit Agreement”) with various lenders and with Deutsche Bank Securities Inc., as lead arranger and book running manager, and with Deutsche Bank AG New York Branch as lead arranger and administrative agent. The Surviving Partnership’s obligations under the Credit Agreement are guaranteed by New Spirit, OP Holdings (as defined below), Spirit Master Funding IV, LLC, a Delaware limited liability company, and Spirit Master Funding V, LLC, a Delaware limited liability company. Pursuant to the Credit Agreement, consistent with the terms, conditions and provisions of a three-year revolving credit facility, the Surviving Partnership and its affiliates may obtain loans and/or extensions of credit (under a revolving credit facility) in an aggregate amount not exceeding $400.0 million.

The initial term expires on July 17, 2016 and may be extended for an additional 12 months subject to the satisfaction of specified requirements. The credit facility bears interest, at the Surviving Partnership’s option, of either (i) the “Base Rate” (as defined in the credit agreement) plus 1.00% to 2.00%; or (ii) LIBOR plus 2.00% to 3.00%, depending on the Surviving Partnership’s leverage ratio. The Surviving Partnership is also required to pay a fee on the unused portion of the credit facility at a rate of either 0.25% or 0.35% per annum, based on percentage thresholds for the average daily unused balance during a fiscal quarter.

In connection with the Credit Agreement, New Spirit and Spirit General OP Holdings, LLC, a Delaware limited liability company all of the interests of which are now owned by New Spirit and which is the general partner of the Surviving Partnership (“OP Holdings”), entered into the following agreements, each dated as of July 17, 2013:

•	Guaranty, pursuant to which New Spirit and OP Holdings provide a guaranty of the obligations of the Surviving Partnership under the Credit Agreement;

•

Security Agreement, pursuant to which the New Spirit, OP Holdings, the Surviving Partnership and the other entities party thereto will each grant a security interest in all of its right, title and interest in all tangible and intangible property and assets of such party to secure the obligations of the Surviving Partnership under the Credit Agreement; and

•

Omnibus Collateral Assignment of Material Agreements, Permits and Licenses, pursuant to which each of the New Spirit, OP Holdings and the other entities party thereto will collaterally assign and grant to the administrative agent a security interest in all of such party’s rights, title and interest in and to all material agreements, permits and licenses to secure the obligations of the Surviving Partnership under the Credit Agreement.

New CMBS

On July 17, 2013, Spirit SPE Loan Portfolio 2013-2, LLC, a Delaware limited liability company (“Spirit SPE 2013-2”), of which the Surviving Partnership is the sole Member, entered into a Loan Agreement (“GACC Loan Agreement”) with German American Capital Corporation (“GACC”), pursuant to which GACC may make extensions of credit to Spirit SPE 2013-2 in an aggregate amount not to exceed $100.9 million. In connection with the GACC Loan Agreement, the Surviving Partnership has entered into a Guaranty of Recourse Obligations of Borrower, dated as of the date of the GACC Loan Agreement (the “GACC Guaranty”), in favor of GACC, pursuant to which the Surviving Partnership will provide a guaranty of Spirit SPE 2013-2’s recourse obligations under the GACC Loan Agreement.

On July 17, 2013, Spirit SPE Loan Portfolio 2013-3, LLC, a Delaware limited liability company (“Spirit SPE 2013-3”), of which the Surviving Partnership is the sole Member, entered into a Loan Agreement (“Barclays Loan Agreement”) with Barclays Bank PLC (“Barclays”), pursuant to which Barclays may make extensions of credit to Spirit SPE 2013-3 in an aggregate amount not to exceed $102.1 million. In connection with the Barclays Loan Agreement, the Surviving Partnership has entered into a Guaranty of Recourse Obligations of Borrower, dated as of the date of the Barclays Loan Agreement (the “Barclays Guaranty” and, together with the GACC Guaranty, the “Guaranties”), in favor of Barclays, pursuant to which the Surviving Partnership will provide a guaranty of Spirit SPE 2013-3’s recourse obligations under the Barclays Loan Agreement.

The maturity date for each loan is August 6, 2023, and each bear interest at a fixed rate of 5.50% per annum.

Real Estate Dispositions

On July 19, 2013, New Spirit completed the sale of two multi-tenant properties acquired in the Merger for the aggregate sales price of $258.5 million. At the time of the sale, the properties were encumbered by approximately $139.4 million of outstanding indebtedness, which was assumed by the buyer at the close of sale and netted against total purchase price, resulting in net proceeds to the Company of $119.1 million.

Transition Services Agreement

In connection with the merger, Cole REIT Advisors II, LLC agreed to provide certain accounting and related services to the Company for an initial term of one quarter, with an extension option for up to one additional quarter. Fees for the initial quarter will total $1.2 million.

16. Subsequent Events

On January 22, 2013, the Company and Cole Credit Property Trust II, Inc. (“CCPT II”) announced that their boards of directors unanimously approved a definitive agreement to combine the companies through the merger of the Company with and into CCPT II, with CCPT II continuing as the surviving entity. CCPT II is a non-traded, SEC-registered REIT that invests primarily in freestanding, single-tenant buildings net leased to investment grade and other creditworthy tenants throughout the United States. Pursuant to the terms of the merger agreement, the Company’s stockholder will receive a fixed exchange ratio of 1.9048 shares of CCPT II common stock for each share of the Company common stock owned. The merger is subject to approval from the majority of both the Company’s and CCPT II stockholders and customary regulatory approvals and closing conditions. The Company’s largest stockholders, Macquarie Group (US) Holdings No. 1 Pty Limited, TPG-Axon Partners, LP and TPG-Axon Spirit Holdings Ltd., who together own approximately 15% of the Company, have executed voting agreements that state their intention to vote in favor of the merger. Following the effective time of the merger, the combined entity will operate under the name Spirit Realty Capital, Inc. and the existing management team of the Company will continue as the management team of the combined entity. At the effective time of the merger, the size of the board of directors of the combined entity will be set at nine, and all of the directors of the Company immediately prior to the completion of the merger and up to two individuals designated by CCPT II and reasonably satisfactory to the Company, will comprise the board of directors of the combined entity. It is anticipated that the shares of the combined company will be listed on the NYSE under the Company’s current ticker symbol “SRC”. The merger is expected to close in the third quarter of 2013.

In connection with the merger, the Operating Partnership has entered into a commitment letter with Barclays Bank PLC, pursuant to which Barclays Bank PLC has committed to provide, subject to the conditions set forth in the commitment letter, a $575 million secured term loan facility and a $50 million senior secured revolving credit facility.